INCOME TAXES - Reconciliation of Canadian statutory rate and the effective income tax rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 129,007	$ 92,157
Expected income taxes at the Canadian statutory tax rate of 26.5% (2022 - 26.5%)	34,187	24,422
Income distributed and taxable to unitholders	(51,921)	(92,252)
Net foreign rate differentials	(811)	9,145
Net change in provisions for uncertain tax positions	(548)	719
Net permanent differences	507	(6,151)
Net effect of change in tax rates	0	(17,330)
Non-recognition of deferred tax assets	8,877	16,770
Withholding taxes and other	220	1,012
Income tax recovery	$ (9,489)	$ (63,665)
Tax rate	26.50%	26.50%